Trade Receivables - Summary of Trade Receivables by Exposure to Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trade receivables	R$ 4,029,643	R$ 1,793,759
Allowance for expected credit losses	(432,108)	(107,995)
Trade Receivables [member]
Disclosure of financial assets [line items]
Allowance for expected credit losses	(432,108)	(107,995)	R$ (129,242)
Current [member]
Disclosure of financial assets [line items]
Trade receivables	1,988,583	1,501,958
Current [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Allowance for expected credit losses	(53,352)
Up to 30 days [member]
Disclosure of financial assets [line items]
Trade receivables	1,506,460
Up to 30 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	1,506,460	142,069
Allowance for expected credit losses	(76,848)
31 to 60 days [member]
Disclosure of financial assets [line items]
Trade receivables	173,121
31 to 60 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	173,121	36,466
Allowance for expected credit losses	(56,124)
61 to 90 days [member]
Disclosure of financial assets [line items]
Trade receivables	111,735
61 to 90 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	111,735	27,789
Allowance for expected credit losses	(54,172)
91 to 180 days [member]
Disclosure of financial assets [line items]
Trade receivables	249,744
91 to 180 days [member] | Trade Receivables [member]
Disclosure of financial assets [line items]
Trade receivables	249,744	R$ 85,477
Allowance for expected credit losses	R$ (191,612)